Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Capitol City Solutions USA, Inc. [Member]
2022	$ 27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	84,138
Less imputed interest (8%)	(20,623)
Present value of lease liability	63,515
VISSIA Mckinney [Member]
2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	279,124
Less imputed interest (8%)	(83,144)
Present value of lease liability	$ 195,980
VISSIA Waterway, Inc. [Member]
2021		$ 55,540
2022		57,206
2023		58,922
2024		60,690
Total undiscounted cash flows		232,358
Less imputed interest (8%)		(49,529)
Present value of lease liability		$ 182,829